Long-Term Debt - Schedule of Debt (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior Secured Credit Facility	$ 94,500,000	$ 87,000,000	$ 49,000,000
Second Lien Notes	33,024,000
8.750% Senior Notes	151,848,000	220,000,000	220,000,000
Less unamortized discount on 8.750% Senior Notes	(1,898,000)	(3,575,000)	(4,675,000)
Other	276,000	285,512	288,529
Long-term debt		303,710,512	$ 264,613,529
Long-term debt net of deferred financing costs on bonds	277,688,000	$ 301,926,000
8.750% Senior Notes Due April 15, 2019
Debt Instrument [Line Items]
Less deferred financing costs	(945,000)
Gap Financing
Debt Instrument [Line Items]
Long-term debt	2,063,000
Second Lien Notes
Debt Instrument [Line Items]
Less deferred financing costs	$ (1,180,000)